Income Tax Expense - Summary of Factors Affecting Income Tax Expense (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018
Income tax expense differs to the standard rate of corporation tax as follows:
Profit before taxation	$ 6,800	$ 6,507	$ 14,751
Tax on profit at Australian prima facie tax rate of 30 per cent	2,040	1,952	4,425
Total taxation expense	2,358	4,101	7,007
Income tax expense	2,224	4,057	6,879
Royalty-related taxation (net of income tax benefit)	134	44	128
US tax reform [member]
Income tax expense differs to the standard rate of corporation tax as follows:
Tax rate changes		1,390	1,390
Non-tax effected operating losses and capital gains		834	834
Tax on remitted and unremitted foreign earnings		194	194
Recognition of previously unrecognised tax assets		(95)	(95)
Other		(3)	(3)
Total taxation expense		2,320	2,320
Items not related to US tax reform [member]
Income tax expense differs to the standard rate of corporation tax as follows:
Tax rate changes		(16)	(79)
Non-tax effected operating losses and capital gains	255	68	721
Tax on remitted and unremitted foreign earnings	167	221	401
Recognition of previously unrecognised tax assets	(13)	(14)	(170)
Other	(150)	52	172
Foreign exchange adjustments	68	(98)	(152)
Amounts under/(over) provided in prior years	60	(4)	(51)
Tax effect of profit from equity accounted investments, related impairments and expenses(2)	(35)	(62)	(44)
Investment and development allowance	(40)	(81)	(180)
Impact of tax rates applicable outside of Australia	$ (128)	$ (281)	$ (484)